Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	SUNAMERICA MONEY MARKET FUNDS INC
Central Index Key	0000724129
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
Money Market | Class A
Risk/Return:
Trading Symbol	SMAAX
Money Market | Class I
Risk/Return:
Trading Symbol	NAIXX